Other Related Party Transactions	12 Months Ended
Dec. 31, 2023
Other Related Party Transactions [Abstract]
Other Related Party Transactions
NOTE 13 – OTHER RELATED PARTY TRANSACTIONS
A former member of the Board holds investments in the Company through various venture capital firms. In addition, certain family members of the Company’s former Chief Executive Officer invested in Series
C-2
Preferred Stock, which was converted to Common Stock as of the Effective Time.
The Company uses OrthoEx for 3PL services. The former Chief Executive Officer of AxoBio, who is currently serving as an advisor to the Company, has an equity interest in OrthoEx and has a seat on OrthoEx’s Board of Directors. The Company incurred $41,752 of expenses from OrthoEx during the year ended December 31, 2023. As of December 31, 2023, the Company had a payable to this related party of $8,650. The Company uses Ortho Spine Companies, LLC (“Ortho Spine”) for various consulting and marketing services. Ortho Spine is owned by one of the advisors to the Company. The Company incurred $79,167 of expenses from Ortho Spine for the year ended December 31, 2023. As of December 31, 2023, the Company had no payables to this related party.